Consolidated statements of income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
NET SALES	R$ 11,494,136	R$ 9,159,634	R$ 20,952,738	R$ 20,436,017
Cost of sales	(6,093,239)	(6,228,181)	(11,793,109)	(12,196,855)
GROSS PROFIT	5,400,897	2,931,453	9,159,629	8,239,162
OPERATING INCOME (EXPENSES)
Selling	(700,053)	(626,809)	(1,353,468)	(1,231,162)
General and administrative	(557,771)	(427,208)	(1,060,746)	(817,443)
Income (expense) from associates and joint ventures	6,393	(14,052)	(3,514)	419
Other operating (expenses) income, net	464,180	1,205,293	423,971	1,183,989
OPERATING PROFIT BEFORE NET FINANCIAL INCOME (EXPENSES)	4,613,646	3,068,677	7,165,872	7,374,965
NET FINANCIAL INCOME (EXPENSES)
Financial expenses	(1,152,893)	(1,149,041)	(2,283,293)	(2,308,066)
Finance income	456,888	404,137	881,105	789,898
Derivative financial instruments, net	(3,890,341)	2,903,766	(4,524,878)	4,899,019
Monetary and exchange variations, net	(6,487,329)	2,376,817	(8,186,657)	3,624,935
NET INCOME (LOSS) BEFORE TAXES	(6,460,029)	7,604,356	(6,947,851)	14,380,751
Income and social contribution taxes
Current	(355,850)	(97,226)	(470,204)	(211,003)
Deferred	3,050,362	(2,429,507)	3,872,570	(3,849,332)
NET INCOME (LOSS) FOR THE PERIOD	(3,765,517)	5,077,623	(3,545,485)	10,320,416
Attributable to
Controlling shareholders’	(3,770,198)	5,073,127	(3,554,806)	10,310,498
Non-controlling interest	R$ 4,681	R$ 4,496	R$ 9,321	R$ 9,918
Earnings (loss) per share
Basic	R$ (2.93809)	R$ 3.90544	R$ (2.76777)	R$ 7.87524
Diluted	R$ (2.93809)	R$ 3.90397	R$ (2.76777)	R$ 7.87231